Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8.
Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
	RMB	RMB

Balance at beginning of the year	1,803,415	—
Goodwill acquired during the year (Note 3)	16,511	—
Impairment losses	(1,819,926)	—
Balance at ending of the year	—	—

During the year ended December 31, 2022, the Group has one reporting unit. The Group performed qualitative assessment for the reporting unit and considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

The Group recorded impairment loss of nil, RMB1,819,926 and nil for the years ended December 31, 2021, 2022 and 2023, respectively.